Personnel and related taxes payable - Summary of Personnel and Related Taxes (Detail) - USD ($) $ in Thousands	Feb. 28, 2024	Dec. 31, 2023	Feb. 28, 2023	Dec. 31, 2022
Disclosure of Personnel and Related Taxes Payable [Line Items]
Personnel and related taxes payable - current liabilities		$ 28,772		$ 27,076
Personnel - non-current liabilities		2,946		1,724
Personnel and related taxes
Disclosure of Personnel and Related Taxes Payable [Line Items]
Personnel and related taxes payable - current liabilities		2,393		3,280
Accrued vacation and related charges
Disclosure of Personnel and Related Taxes Payable [Line Items]
Personnel and related taxes payable - current liabilities		2,810		2,563
Employee profit sharing
Disclosure of Personnel and Related Taxes Payable [Line Items]
Personnel and related taxes payable - current liabilities		23,569	$ 20,321	20,321
Employee profit sharing | Equity Incentive Program
Disclosure of Personnel and Related Taxes Payable [Line Items]
Settlement of current provisions for employee benefits	$ 23,569
Officers’ fund
Disclosure of Personnel and Related Taxes Payable [Line Items]
Personnel and related taxes payable - current liabilities		0		912
Personnel - non-current liabilities		0		350
Strategic bonus
Disclosure of Personnel and Related Taxes Payable [Line Items]
Personnel - non-current liabilities		$ 2,946		$ 1,374
Equity Compensation | Equity Incentive Program
Disclosure of Personnel and Related Taxes Payable [Line Items]
Settlement of current provisions for employee benefits	$ 11,700